General information (Details) - USD ($)	1 Months Ended	9 Months Ended
	Dec. 27, 2022	Mar. 31, 2023
General information (Details) [Line Items]
Ordinary shares (in Shares)		32,500,000
Common stock, par value (in Dollars per share)		$ 0.01
Price per share (in Dollars per share)		$ 0.01
Common stock exercised (in Shares)	2,572,848
Redemption price (in Dollars per share)	$ 10.23
Aggregate redemption	$ 26,300,000
Trust account		$ 1,988,975
Cash		$ 1,100,000
Sponsor shares (in Shares)		200,276
Contributed amount		$ 4,005,520
Share based payment cost		42,705,061
Working capital		$ 1,236,793
Moolec SAFE [Member]
General information (Details) [Line Items]
Ordinary shares (in Shares)		262,260
UGVL and Theo [Member]
General information (Details) [Line Items]
Ordinary shares (in Shares)		400,552